Fair Value Measurements - Schedule of Estimated Fair Value of Working Capital Note (Details) - GIGCAPITAL7 CORP [Member] - $ / shares		3 Months Ended	4 Months Ended	8 Months Ended
	Jan. 30, 2026	Mar. 31, 2026	Sep. 11, 2024	Dec. 31, 2024	Aug. 30, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Price	$ 11.12	$ 11	$ 9.18		$ 9.08
Volatility	56.00%	7.00%	8.00%		9.00%
Risk free interest rate	3.69%	3.72%	3.52%		3.78%
Exercise price	$ 10	$ 10	$ 11.5		$ 11.5
Time to maturity – years	10 days	5 days	6 years 8 months 19 days	6 years 9 months
Dividend yield	0.00%	0.00%